EARNINGS PER SHARE - Computation of basic and diluted earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic earnings per share:
Basic earnings per share	$ 1.95	$ 1.77	$ 1.06
Diluted earnings per share:
Diluted Earnings per share	$ 1.8	$ 1.64	$ 1
Class A ordinary shares
Basic earnings per share:
Allocation of undistributed earnings	$ 88,278	$ 81,057	$ 44,434
Number of shares used in per share computation	45,371,314	45,805,237	41,922,656
Basic earnings per share	$ 1.95	$ 1.77	$ 1.06
Diluted earnings per share:
Allocation of undistributed earnings for basic computation	$ 88,278	$ 81,057	$ 44,434
Reallocation of undistributed earnings	1,721	1,462	60
Allocation of undistributed earnings	$ 89,999	$ 82,519	$ 44,494
Number of shares used in per share computation	45,371,314	45,805,237	41,922,656
Employee stock options and RSUs	4,720,944	4,420,786	2,695,094
Number of shares used in per share computation	50,092,258	50,226,023	44,617,750
Diluted Earnings per share	$ 1.8	$ 1.64	$ 1
Class B ordinary shares
Basic earnings per share:
Allocation of undistributed earnings	$ 22,467	$ 20,434	$ 13,530
Number of shares used in per share computation	11,547,000	11,547,000	12,764,081
Basic earnings per share	$ 1.95	$ 1.77	$ 1.06
Diluted earnings per share:
Allocation of undistributed earnings for basic computation	$ 22,467	$ 20,434	$ 13,530
Reallocation of undistributed earnings	(1,721)	(1,462)	(27)
Allocation of undistributed earnings	$ 20,746	$ 18,972	$ 13,503
Number of shares used in per share computation	11,547,000	11,547,000	12,764,081
Employee stock options and RSUs			775,382
Number of shares used in per share computation	11,547,000	11,547,000	13,539,463
Diluted Earnings per share	$ 1.8	$ 1.64	$ 1
Redeemable A shares
Basic earnings per share:
Allocation of undistributed earnings			$ 570
Number of shares used in per share computation			537,880
Basic earnings per share			$ 1.06
Diluted earnings per share:
Allocation of undistributed earnings for basic computation			$ 570
Reallocation of undistributed earnings			(33)
Allocation of undistributed earnings			$ 537
Number of shares used in per share computation			537,880
Number of shares used in per share computation			537,880
Diluted Earnings per share			$ 1